                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

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1.  Name and address of issuer:

    UAM Funds, Inc.
    211 Congress Street, 4th floor
    Boston, Massachusetts, 02110

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2. The name of each series or class of securities for which the Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

    Acadian Emerging Markets Portfolio
    C&B Balanced Portfolio
    C&B Equity Portfolio
    C&B Equity Portfolio for Taxable Investors
    C&B Mid Cap Equity Portfolio
    DSI Balanced Portfolio
    DSI Disciplined Value Portfolio
    DSI Limited Maturity Portfolio
    DSI Money Market Portfolio
    DSI Small Cap Value Portfolio
    FMA Small Company Portfolio
    ICM Small Company Portfolio
    McKee Domestic Equity Portfolio
    McKee International Equity Portfolio
    McKee Small Cap Equity Portfolio
    McKee U.S. Government Portfolio
    NWQ Special Equity Portfolio
    Rice, Hall, James Small Cap Portfolio
    Rice, Hall, James Small/Mid Cap Portfolio
    Sirach Bond Portfolio
    Sirach Equity Portfolio
    Sirach Growth Portfolio
    Sirach Special Equity Portfolio
    Sirach Strategic Balanced Portfolio
    Sterling Partners' Balanced Portfolio
    Sterling Partners' Equity Portfolio
    Sterling Partners' Small Cap Value Portfolio
    TS&W Equity Portfolio
    TS&W Fixed Income Portfolio
    TS&W International Equity Portfolio

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3.  Investment Company Act File Number:
    811-5683

    Securities Act File Number:
    33-25355

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4(a). Last day of fiscal year for which this Form is filed:

      October 31, 2000

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

(i)    Aggregate price of securities sold during the fiscal year:

       $1,275,208.585

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

       $1,494,845,126

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

       $431,043,327

(iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:

       $1,925,888,453

(v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

       $ -0-

(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]

       $650,679,868

(vii)  Multiplier for determining registration fee (See Instruction C.9):

       0.00025

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

       $ -0-

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6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were Registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of Securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use in future fiscal years, then state that number here:

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

   $ -0-

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

   $0

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of delivery:

          [ ]  Wire Transfer
          [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*                       _________________________
                                                /s/ Gary L. French
                                                Gary L. French
                                                Treasurer
Date:  January 26, 2001

*Please print the name and title of the signing officer below the signature.